Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	As at September 30,
	2024	2023
	$	$
Trade payables and accrued liabilities	7,494,326	6,466,196
Salaries and fringe benefits	4,706,033	5,757,652
Interest payable on credit facility	903,901	221,247
Deferred revenue (Note 7)	474,380	1,104,229
Others	308,629	21,581
	13,887,269	13,570,905